Fair Value Measurements - Schedule of Assets Measured at Fair Value On a Recurring Basis (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Marketable securities held in Trust Account	$ 231,913,996	$ 232,196,027	$ 231,214,831
Level 1 [Member] | Public Warrant [Member]
Liabilities fair value disclosure	40,710,000	43,470,000	10,350,000
Level 2 [Member] | Private Placement Warrant [Member]
Liabilities fair value disclosure	$ 25,376,000	$ 24,644,000	$ 5,612,000